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February 25, 2008

VIA EDGAR

The United States Securities and
 Exchange Commission
100 F Street, NE
Washington, DC 20549

Subject:  Genworth Life & Annuity VA Separate Account 3
          Genworth Life and Annuity Insurance Company
          Post-Effective Amendment No. 2 Under the Securities Act of 1933 Amendment No. 5 Under the Investment Company Act of 1940
          File Nos. 333-138258; 811-21970

Ladies and Gentlemen:

On behalf of Genworth Life and Annuity Insurance Company (the "Company") and its Genworth Life & Annuity VA Separate Account 3 (the "Separate Account"), we hereby submit for filing in accordance with Regulation S-T concerning electronic filing procedures and pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"), one complete copy of Post-Effective Amendment No. 2 under the 1933 Act and Amendment No. 5 under the Investment Company Act of 1940 ("1940 Act") to the above-referenced Registration Statement on Form N-4 (the "Post-Effective Amendment").

The purpose of this Post-Effective Amendment is to revise disclosures in the prospectus relating to premium payments, transfers and commutation. In particular, we have revised the disclosure to better describe the effects of making additional premium payments after the contract Income Start Date but before the date we will no longer accept additional premium payments. We have also provided clarifying information on the effect of transfers and have revised disclosures related to commutation.

Any other changes included in this Post-Effective Amendment are non-material and are intended to clarify and improve overall disclosure.

We intend to file financial information current to the fiscal year ended December 31, 2007 and update other non-material information via a subsequent post-effective amendment prior to this Post-Effective Amendment going effective.

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The United States Securities and
 Exchange Commission
February 25, 2008

Page 2

The original, manually signed paper version of the Post-Effective Amendment will be maintained on file with the Company.

Should you have any questions with regard to this filing, please contact me at 804.289.3545.

Sincerely,

/s/ Michael D. Pappas

Michael D. Pappas
Associate General Counsel
Genworth Life and Annuity Insurance Company


Cc: Mark Cowan
    Office of Insurance Products and Regulatory Compliance